UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2024 – June 30, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Auxier Focus Fund

AUXAX

:  A Shares

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A shares Class	$132	1.25%

How did the Fund perform in the last year?

The Fund breakdown was 85.3% domestic stocks, 8.9% foreign and 5.8% short debt instruments.

Investments in the financial, technology, industrial and consumer sectors contributed to performance. Artificial intelligence (AI) spending continued to drive cloud demand, boosting the Fund’s biggest holding Microsoft and other cloud and infrastructure players like Corning. Property and casualty companies Berkshire and Travelers benefited from a “hard market” in insurance resulting in higher premium pricing. Global tensions drove stocks like RTX and CAE to new highs. Consumer companies Kroger and Walmart benefited from positive trends in private label products. Demand for reduced-risk tobacco products boosted British American Tobacco and Philip Morris. A resilient travel industry helped Booking Holdings reach an all-time high. Continued strong demand for skilled labor helped Lincoln Educational.

Weightings in healthcare and energy hampered performance. Higher-than-expected costs in the healthcare industry hurt UnitedHealth and Elevance. Policy changes also impacted revenue generation for the health insurance industry. Occidental Petroleum, Valero Energy and Conoco Phillips underperformed on weak oil prices. The push for electrification also drove uncertainties in this space.

As our investors tend to be older and more risk averse, we take a more conservative approach to investment selection. Therefore, we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines. This proved out during the sharp market drop in April 2025 in response to the announcement of draconian tariffs. The Fund dramatically outperformed during that violent sell-off. As manager I have committed 100% of my retirement assets to the Fund since its inception in 1999. The Fund is value oriented and therefore the ten-year annualized return approximates the Russell 1000 Value index’s 9.19% annual return.

Total Return Based on a $10,000 Investment

Date	A Shares	S&P 500® Index	S&P 1000 Value TR
6/30/15	$10,000	$10,000	$9,999
9/30/15	$9,380	$9,356	$8,969
12/31/15	$9,905	$10,015	$9,210
3/31/16	$9,956	$10,150	$9,764
6/30/16	$10,149	$10,399	$10,115
9/30/16	$10,374	$10,800	$10,650
12/31/16	$10,591	$11,213	$11,778
3/31/17	$11,207	$11,893	$11,979
6/30/17	$11,598	$12,260	$12,073
9/30/17	$11,770	$12,810	$12,580
12/31/17	$12,434	$13,661	$13,202
3/31/18	$12,094	$13,557	$12,873
6/30/18	$12,374	$14,023	$13,692
9/30/18	$13,279	$15,104	$14,156
12/31/18	$11,894	$13,062	$11,593
3/31/19	$12,971	$14,845	$13,163
6/30/19	$13,216	$15,483	$13,440
9/30/19	$13,175	$15,746	$13,541
12/31/19	$14,256	$17,175	$14,561
3/31/20	$11,239	$13,809	$9,351
6/30/20	$12,757	$16,645	$11,354
9/30/20	$13,463	$18,132	$11,584
12/31/20	$15,069	$20,335	$15,057
3/31/21	$16,259	$21,590	$18,089
6/30/21	$17,042	$23,436	$18,858
9/30/21	$16,717	$23,572	$18,415
12/31/21	$18,034	$26,172	$19,683
3/31/22	$18,002	$24,968	$19,502
6/30/22	$16,348	$20,948	$16,917
9/30/22	$15,441	$19,925	$16,093
12/31/22	$17,162	$21,432	$18,068
3/31/23	$17,266	$23,038	$18,549
6/30/23	$17,945	$25,053	$19,243
9/30/23	$17,527	$24,232	$18,215
12/31/23	$18,771	$27,066	$20,827
3/31/24	$20,224	$29,923	$21,424
6/30/24	$19,832	$31,204	$20,582
9/30/24	$21,284	$33,041	$22,657
12/31/24	$20,828	$33,837	$23,001
3/31/25	$21,775	$32,392	$21,694
6/30/25	$22,293	$35,936	$22,420

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
A Shares (without sales charge)	12.41%	11.81%	8.35%
A Shares (with sales charge)	5.95%	10.49%	7.71%
S&P 500® Index	15.16%	16.64%	13.65%
S&P 1000 Value TR	8.28%	14.53%	8.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$299,723,558
# of Portfolio Holdings	118
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,661,016

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	93.5%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.8%
U.S. Government & Agency Obligations	2.5%
Money Market Fund	2.5%

Sector Weightings

(% of total investments)

Transportation
0.2%
Communications
0.2%
Materials
2.6%
Energy
3.2%
Consumer Cyclical
3.3%
Industrials
5.3%
Consumer Discretionary
8.7%
Information Technology
11.3%
Health Care
16.1%
Consumer Staples
21.0%
Financials
28.1%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Financials	28.1%
Consumer Staples	21.0%
Health Care	16.1%
Information Technology	11.3%
Consumer Discretionary	8.7%
Industrials	5.3%
Consumer Cyclical	3.3%
Energy	3.2%
Materials	2.6%
Communications	0.2%
Transportation	0.2%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.75%
Philip Morris International, Inc.	5.43%
Mastercard, Inc., Class A	5.13%
The Kroger Co.	4.60%
The Bank of New York Mellon Corp.	4.18%
Visa, Inc., Class A	3.43%
Bank of America Corp.	3.13%
UnitedHealth Group, Inc.	2.90%
Berkshire Hathaway, Inc., Class B	2.58%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 4.20%	2.54%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXAX

:  A Shares

Annual Shareholder Report - June 30, 2025

204A-AUXAX-25

Auxier Focus Fund

AUXIX

:  Institutional Shares

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	0.79%

How did the Fund perform in the last year?

The Fund breakdown was 85.3% domestic stocks, 8.9% foreign and 5.8% short debt instruments.

Investments in the financial, technology, industrial and consumer sectors contributed to performance. Artificial intelligence (AI) spending continued to drive cloud demand, boosting the Fund’s biggest holding Microsoft and other cloud and infrastructure players like Corning. Property and casualty companies Berkshire and Travelers benefited from a “hard market” in insurance resulting in higher premium pricing. Global tensions drove stocks like RTX and CAE to new highs. Consumer companies Kroger and Walmart benefited from positive trends in private label products. Demand for reduced-risk tobacco products boosted British American Tobacco and Philip Morris. A resilient travel industry helped Booking Holdings reach an all-time high. Continued strong demand for skilled labor helped Lincoln Educational.

Weightings in healthcare and energy hampered performance. Higher-than-expected costs in the healthcare industry hurt UnitedHealth and Elevance. Policy changes also impacted revenue generation for the health insurance industry. Occidental Petroleum, Valero Energy and Conoco Phillips underperformed on weak oil prices. The push for electrification also drove uncertainties in this space.

As our investors tend to be older and more risk averse, we take a more conservative approach to investment selection. Therefore, we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines. This proved out during the sharp market drop in April 2025 in response to the announcement of draconian tariffs. The Fund dramatically outperformed during that violent sell-off. As manager I have committed 100% of my retirement assets to the Fund since its inception in 1999. The Fund is value oriented and therefore the ten-year annualized return approximates the Russell 1000 Value index’s 9.19% annual return.

Total Return Based on a $250,000 Investment

Date	Institutional Shares	S&P 500® Index	S&P 1000 Value TR
6/30/15	$250,000	$250,000	$250,004
9/30/15	$234,571	$233,904	$224,246
12/31/15	$247,843	$250,377	$230,273
3/31/16	$249,372	$253,751	$244,137
6/30/16	$254,342	$259,982	$252,913
9/30/16	$260,076	$269,996	$266,279
12/31/16	$265,864	$280,322	$294,497
3/31/17	$281,572	$297,326	$299,518
6/30/17	$291,783	$306,508	$301,869
9/30/17	$296,495	$320,241	$314,532
12/31/17	$313,481	$341,520	$330,083
3/31/18	$305,336	$338,928	$321,857
6/30/18	$312,790	$350,566	$342,354
9/30/18	$335,981	$377,597	$353,951
12/31/18	$301,306	$326,547	$289,872
3/31/19	$328,952	$371,114	$329,107
6/30/19	$335,422	$387,086	$336,044
9/30/19	$334,834	$393,660	$338,578
12/31/19	$362,765	$429,364	$364,071
3/31/20	$286,410	$345,218	$233,799
6/30/20	$325,367	$416,137	$283,878
9/30/20	$343,755	$453,295	$289,637
12/31/20	$385,102	$508,363	$376,470
3/31/21	$416,038	$539,754	$452,277
6/30/21	$436,609	$585,896	$471,519
9/30/21	$428,636	$589,306	$460,428
12/31/21	$462,935	$654,290	$492,139
3/31/22	$462,771	$624,202	$487,621
6/30/22	$420,612	$523,699	$422,967
9/30/22	$397,735	$498,129	$402,377
12/31/22	$442,593	$535,793	$451,757
3/31/23	$445,788	$575,961	$463,775
6/30/23	$463,949	$626,313	$481,139
9/30/23	$453,523	$605,811	$455,424
12/31/23	$486,293	$676,640	$520,748
3/31/24	$524,537	$748,065	$535,667
6/30/24	$514,888	$780,111	$514,622
9/30/24	$553,132	$826,033	$566,508
12/31/24	$542,018	$845,933	$575,106
3/31/25	$567,198	$809,793	$542,407
6/30/25	$581,509	$898,404	$560,559

The above chart represents historical performance of a hypothetical $250,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Shares	12.94%	12.31%	8.81%
S&P 500® Index	15.16%	16.64%	13.65%
S&P 1000 Value TR	8.28%	14.53%	8.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$299,723,558
# of Portfolio Holdings	118
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,661,016

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	93.5%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.8%
U.S. Government & Agency Obligations	2.5%
Money Market Fund	2.5%

Sector Weightings

(% of total investments)

Value	Value
Financials	28.1%
Consumer Staples	21.0%
Health Care	16.1%
Information Technology	11.3%
Consumer Discretionary	8.7%
Industrials	5.3%
Consumer Cyclical	3.3%
Energy	3.2%
Materials	2.6%
Communications	0.2%
Transportation	0.2%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.75%
Philip Morris International, Inc.	5.43%
Mastercard, Inc., Class A	5.13%
The Kroger Co.	4.60%
The Bank of New York Mellon Corp.	4.18%
Visa, Inc., Class A	3.43%
Bank of America Corp.	3.13%
UnitedHealth Group, Inc.	2.90%
Berkshire Hathaway, Inc., Class B	2.58%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 4.20%	2.54%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXIX

:  Institutional Shares

Annual Shareholder Report - June 30, 2025

204A-AUXIX-25

Auxier Focus Fund

AUXFX

:  Investor Shares

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$97	0.91%

How did the Fund perform in the last year?

The Fund breakdown was 85.3% domestic stocks, 8.9% foreign and 5.8% short debt instruments.

Investments in the financial, technology, industrial and consumer sectors contributed to performance. Artificial intelligence (AI) spending continued to drive cloud demand, boosting the Fund’s biggest holding Microsoft and other cloud and infrastructure players like Corning. Property and casualty companies Berkshire and Travelers benefited from a “hard market” in insurance resulting in higher premium pricing. Global tensions drove stocks like RTX and CAE to new highs. Consumer companies Kroger and Walmart benefited from positive trends in private label products. Demand for reduced-risk tobacco products boosted British American Tobacco and Philip Morris. A resilient travel industry helped Booking Holdings reach an all-time high. Continued strong demand for skilled labor helped Lincoln Educational.

Weightings in healthcare and energy hampered performance. Higher-than-expected costs in the healthcare industry hurt UnitedHealth and Elevance. Policy changes also impacted revenue generation for the health insurance industry. Occidental Petroleum, Valero Energy and Conoco Phillips underperformed on weak oil prices. The push for electrification also drove uncertainties in this space.

As our investors tend to be older and more risk averse, we take a more conservative approach to investment selection. Therefore, we generally lag during speculative times and outperform during flat-to-down markets, when our lower risk approach allows us to capture less of the market declines. This proved out during the sharp market drop in April 2025 in response to the announcement of draconian tariffs. The Fund dramatically outperformed during that violent sell-off. As manager I have committed 100% of my retirement assets to the Fund since its inception in 1999. The Fund is value oriented and therefore the ten-year annualized return approximates the Russell 1000 Value index’s 9.19% annual return.

Total Return Based on a $10,000 Investment

Date	Investor Shares	S&P 500® Index	S&P 1000 Value TR
6/30/15	$10,000	$10,000	$9,999
9/30/15	$9,380	$9,356	$8,969
12/31/15	$9,906	$10,015	$9,210
3/31/16	$9,962	$10,150	$9,764
6/30/16	$10,159	$10,399	$10,115
9/30/16	$10,386	$10,800	$10,650
12/31/16	$10,608	$11,213	$11,778
3/31/17	$11,234	$11,893	$11,979
6/30/17	$11,637	$12,260	$12,073
9/30/17	$11,817	$12,810	$12,580
12/31/17	$12,487	$13,661	$13,202
3/31/18	$12,157	$13,557	$12,873
6/30/18	$12,448	$14,023	$13,692
9/30/18	$13,365	$15,104	$14,156
12/31/18	$11,980	$13,062	$11,593
3/31/19	$13,078	$14,845	$13,163
6/30/19	$13,329	$15,483	$13,440
9/30/19	$13,299	$15,746	$13,541
12/31/19	$14,400	$17,175	$14,561
3/31/20	$11,362	$13,809	$9,351
6/30/20	$12,906	$16,645	$11,354
9/30/20	$13,634	$18,132	$11,584
12/31/20	$15,269	$20,335	$15,057
3/31/21	$16,487	$21,590	$18,089
6/30/21	$17,297	$23,436	$18,858
9/30/21	$16,980	$23,572	$18,415
12/31/21	$18,327	$26,172	$19,683
3/31/22	$18,314	$24,968	$19,502
6/30/22	$16,646	$20,948	$16,917
9/30/22	$15,736	$19,925	$16,093
12/31/22	$17,500	$21,432	$18,068
3/31/23	$17,623	$23,038	$18,549
6/30/23	$18,335	$25,053	$19,243
9/30/23	$17,917	$24,232	$18,215
12/31/23	$19,206	$27,066	$20,827
3/31/24	$20,714	$29,923	$21,424
6/30/24	$20,321	$31,204	$20,582
9/30/24	$21,829	$33,041	$22,657
12/31/24	$21,380	$33,837	$23,001
3/31/25	$22,370	$32,392	$21,694
6/30/25	$22,924	$35,936	$22,420

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Shares	12.81%	12.18%	8.65%
S&P 500® Index	15.16%	16.64%	13.65%
S&P 1000 Value TR	8.28%	14.53%	8.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$299,723,558
# of Portfolio Holdings	118
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$1,661,016

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	93.5%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.8%
U.S. Government & Agency Obligations	2.5%
Money Market Fund	2.5%

Sector Weightings

(% of total investments)

Value	Value
Financials	28.1%
Consumer Staples	21.0%
Health Care	16.1%
Information Technology	11.3%
Consumer Discretionary	8.7%
Industrials	5.3%
Consumer Cyclical	3.3%
Energy	3.2%
Materials	2.6%
Communications	0.2%
Transportation	0.2%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.75%
Philip Morris International, Inc.	5.43%
Mastercard, Inc., Class A	5.13%
The Kroger Co.	4.60%
The Bank of New York Mellon Corp.	4.18%
Visa, Inc., Class A	3.43%
Bank of America Corp.	3.13%
UnitedHealth Group, Inc.	2.90%
Berkshire Hathaway, Inc., Class B	2.58%
Fidelity Investments Treasury Only Portfolio, Institutional Class, 4.20%	2.54%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXFX

:  Investor Shares

Annual Shareholder Report - June 30, 2025

204A-AUXFX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $15,400 in 2024 and $15,400 in 2025.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $0 in 2025.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2024 and $3,200 in 2025. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2024 and $0 in 2025. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

AUXIER FOCUS FUND
Annual Financials and Other Information
June 30, 2025

Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

Table of Contents
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 15
Important Tax Information (Unaudited) 16
Other Information (Unaudited) 17

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

See Notes to Financial Statements.
Shares Security Description Value
Equity Securities - 94.1%
Common Stock - 93.4%
Communications - 0.2%
16,900 America Movil SAB de CV, ADR $ 303,186
1,719 Cisco Systems, Inc. 119,264
34,119 Telefonica SA, ADR 178,443
600,893
Consumer Cyclical - 3.1%
200 Airbnb, Inc., Class A
(a)
26,468
3,400 Alimentation Couche-Tard, Inc. 168,776
1,241 Booking Holdings, Inc. 7,184,447
14,025 DR Horton, Inc. 1,808,103
391 Evolution AB, ADR 31,045
9,218,839
Consumer Discretionary - 8.1%
117,668 Arcos Dorados Holdings, Inc., Class A 928,401
34,000 Becle SAB de CV 42,160
39,408 Comcast Corp., Class A 1,406,472
12,753 CVS Health Corp. 879,702
400 Domino's Pizza, Inc. 180,240
15,600 General Motors Co. 767,676
3,775 Genuine Parts Co. 457,945
13,500 Grand Canyon Education, Inc.
(a)
2,551,500
210,501 Lincoln Educational Services Corp.
(a)
4,852,048
19,060 Lowe's Cos., Inc. 4,228,842
3,871 McDonald's Corp. 1,130,990
61,302 Sally Beauty Holdings, Inc.
(a)
567,657
3,870 The Home Depot, Inc. 1,418,897
50 Ulta Beauty, Inc.
(a)
23,391
37,350 Walmart, Inc. 3,652,083
4,550 Yum China Holdings, Inc. 203,430
7,050 Yum! Brands, Inc. 1,044,669
24,336,103
Consumer Staples - 19.6%
65,455 Altria Group, Inc. 3,837,627
88,205 British American Tobacco PLC, ADR 4,174,743
13,200 Coca-Cola HBC AG, ADR 690,228
3,535 Diageo PLC, ADR 356,469
11,221 Kenvue, Inc. 234,855
8,300 Keurig Dr Pepper, Inc. 274,398
50,327 Molson Coors Beverage Co., Class B 2,420,225
69,600 Monster Beverage Corp.
(a)
4,359,744
38,595 PepsiCo., Inc. 5,096,084
89,375 Philip Morris International, Inc. 16,277,869
36,044 The Coca-Cola Co. 2,550,113
5,225 The Hershey Co. 867,089
192,226 The Kroger Co. 13,788,371
3,140 The Procter & Gamble Co. 500,265
54,421 Unilever PLC, ADR 3,328,932
58,757,012
Energy - 3.0%
127,510 BP PLC, ADR 3,816,374
7,630 Chevron Corp. 1,092,540
13,600 ConocoPhillips 1,220,464
4,000 Devon Energy Corp. 127,240
7,800 Phillips 66 930,540
14,415 Valero Energy Corp. 1,937,664
9,124,822
Financials - 26.3%
53,260 Aflac, Inc. 5,616,800
51,145 American International Group, Inc. 4,377,500
2,780 Ameriprise Financial, Inc. 1,483,769
400 Aon PLC, Class A 142,704
5,480 Arch Capital Group, Ltd.
(a)
498,954
Shares Security Description Value
Financials - 26.3% (continued)
198,374 Bank of America Corp. $ 9,387,058
15,925 Berkshire Hathaway, Inc., Class B
(a)
7,735,887
100 Capital One Financial Corp. 21,276
60,674 Central Pacific Financial Corp. 1,700,692
25,975 Citigroup, Inc. 2,210,992
5,616 Colliers International Group, Inc. 733,113
5,616 FirstService Corp. 980,666
2,025 Marsh & McLennan Cos., Inc. 442,746
27,369 Mastercard, Inc., Class A 15,379,736
1,100 PayPal Holdings, Inc.
(a)
81,752
1,700 Ryan Specialty Holdings, Inc. 115,583
137,425 The Bank of New York Mellon Corp. 12,520,792
650 The Charles Schwab Corp. 59,306
11,068 The Travelers Cos., Inc. 2,961,133
3,200 U.S. Bancorp 144,800
15,249 Unum Group 1,231,509
29,000 Visa, Inc., Class A 10,296,450
7,000 Wells Fargo & Co. 560,840
78,684,058
Health Care - 15.0%
27,834 Abbott Laboratories 3,785,702
2,213 AbbVie, Inc. 410,777
150 Amgen, Inc. 41,881
5,400 Becton Dickinson & Co. 930,150
1,295 Biogen, Inc.
(a)
162,639
12,161 Elevance Health, Inc. 4,730,143
38,711 Johnson & Johnson 5,913,105
80,518 Medtronic PLC 7,018,754
68,854 Merck & Co., Inc. 5,450,483
8,370 Organon & Co. 81,022
6,282 Pfizer, Inc. 152,276
14,097 Quest Diagnostics, Inc. 2,532,244
8,209 The Cigna Group 2,713,731
27,855 UnitedHealth Group, Inc. 8,689,924
26,750 Zimmer Biomet Holdings, Inc. 2,439,868
45,052,699
Industrials - 5.0%
400 Builders FirstSource, Inc.
(a)
46,676
41,235 CAE, Inc.
(a)
1,206,948
1,240 Caterpillar, Inc. 481,380
97,291 Corning, Inc. 5,116,534
1,550 FedEx Corp. 352,331
700 Ferguson Enterprises, Inc. 152,425
69,882 Gates Industrial Corp. PLC
(a)
1,609,382
300 General Dynamics Corp. 87,498
3,500 Johnson Controls International PLC 369,670
28,275 RTX Corp. 4,128,716
2,780 The Boeing Co.
(a)
582,493
7,440 United Parcel Service, Inc., Class B 750,994
14,885,047
Information Technology - 10.5%
40,550 Alphabet, Inc., Class A 7,146,126
18,125 Cognizant Technology Solutions Corp.,
Class A 1,414,294
19,126 Forrester Research, Inc.
(a)
189,347
3,530 Meta Platforms, Inc., Class A 2,605,458
40,656 Microsoft Corp. 20,222,701
31,577,926
Materials - 2.4%
14,225 Celanese Corp., Class A 787,069
30,258 Corteva, Inc. 2,255,129
28,458 Dow, Inc. 753,568
24,040 DuPont de Nemours, Inc. 1,648,904

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Materials - 2.4% (continued)
2,149 International Flavors & Fragrances, Inc. $ 158,059
25,505 LyondellBasell Industries NV, Class A 1,475,719
4,980 The Mosaic Co. 181,670
7,260,118
Transportation - 0.2%
2,610 Union Pacific Corp. 600,509
Total Common Stock (Cost $87,297,827) 280,098,026
Shares Security Description Rate Value
Preferred Stock - 0.7%
Information Technology - 0.7%
118,059 Iterate Studio, Inc.
(b)
(Cost
$1,999,990) 0.00% 1,999,990
Total Equity Securities (Cost $89,297,817) 282,098,016
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 3.3%
Corporate Non-Convertible Bonds - 0.8%
Energy - 0.2%
$ 400,000 Energy
Transfer LP
(callable at
100)
(c)(d)
6.63% 02/15/45 399,638
Financials - 0.5%
300,000 JPMorgan
Chase & Co.
(callable at
100)
(c)(d)
3.65  09/01/69 295,880
500,000 JPMorgan
Chase & Co.
(callable at
100 beginning
08/01/25)
(c)(d)
7.12  05/01/49 503,001
345,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(c)(d)
6.13  11/10/64 346,316
400,000 Truist Financial
Corp. (callable
at 100)
(c)(d)
5.13  06/15/49 397,186
1,542,383
Utilities - 0.1%
345,000 Sempra
(c)
6.40  10/01/54 328,380
Total Corporate Non-Convertible Bonds (Cost
$2,242,885) 2,270,401
U.S. Government & Agency Obligations - 2.5%
U.S. Treasury Securities - 2.5%
7,500,000 U.S. Treasury
Bill
(e)
(Cost
$7,462,134) 4.36  08/12/25 7,462,446
Total Fixed Income Securities (Cost
$9,705,019) 9,732,847
Shares Security Description Value
Money Market Fund - 2.5%
7,610,269 Fidelity Investments Treasury Only
Portfolio, Institutional Class, 4.20%
(f)
(Cost $7,610,269) $ 7,610,269
Investments, at value - 99.9% (Cost $106,613,105) $ 299,441,132
Other Assets & Liabilities, Net - 0.1% 282,426
Net Assets - 100.0% $ 299,723,558
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $1,999,990 or 0.7% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2025.
(d) Perpetual maturity security.
(e) Zero coupon bond. Interest rate presented is yield to maturity.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 600,893 $ – $ – $ 600,893
Consumer Cyclical 9,218,839 – – 9,218,839
Consumer Discretionary 24,336,103 – – 24,336,103
Consumer Staples 58,757,012 – – 58,757,012
Energy 9,124,822 – – 9,124,822
Financials 78,684,058 – – 78,684,058
Health Care 45,052,699 – – 45,052,699
Industrials 14,885,047 – – 14,885,047
Information Technology 31,577,926 – – 31,577,926
Materials 7,260,118 – – 7,260,118
Transportation 600,509 – – 600,509
Preferred Stock
Information Technology – – 1,999,990 1,999,990
Corporate Non-
Convertible Bonds – 2,270,401 – 2,270,401
U.S. Government &
Agency Obligations – 7,462,446 – 7,462,446
Money Market Fund 7,610,269 – – 7,610,269
Investments at Value $ 287,708,295 $ 9,732,847 $ 1,999,990 $ 299,441,132

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

See Notes to Financial Statements.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Preferred Stock
Balance as of 06/30/24 $ -
Purchases 1,999,990
Balance as of 06/30/25 $ 1,999,990
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of June 30, 2025:
Investments in Securities
Fair Value at
06/30/25
Valuation
Technique(s)
Unobservable
Inputs
Range as of
06/30/25
Weighted Average
as of 06/30/25
Iterate Studio, Inc. $1,999,990 Transaction Price Transaction Price $16.9406 $16.9406

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025

See Notes to Financial Statements.
*Shares redeemed or exchanged within 180 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $106,613,105) $ 299,441,132
Receivables:
Fund shares sold 30,909
Dividends and interest 487,127
Prepaid expenses 34,590
Total Assets
299,993,758
LIABILITIES
Payables:
Fund shares redeemed 49,816
Accrued Liabilities:
Investment Adviser fees 121,550
Trustees’ fees and expenses 631
Fund services fees 27,760
Other expenses 70,443
Total Liabilities
270,200
NET ASSETS
$ 299,723,558
COMPONENTS OF NET ASSETS
Paid-in capital $ 100,928,374
Distributable Earnings 198,795,184
NET ASSETS
$ 299,723,558
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 4,574,166
A Shares 37,854
Institutional Shares 4,877,586
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $141,942,769) $ 31.03
A Shares (based on net assets of $1,221,251) $ 32.26
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 34.23
Institutional Shares (based on net assets of $156,559,538) $ 32.10

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,662) $ 6,366,651
Interest income 155,534
Total Investment Income
6,522,185
EXPENSES
Investment Adviser fees 2,308,131
Fund services fees 356,791
Transfer agent fees:
Investor Shares 47,797
A Shares 1,991
Institutional Shares 13,257
Distribution fees:
A Shares 3,147
Custodian fees 40,130
Registration fees:
Investor Shares 17,962
A Shares 4,919
Institutional Shares 16,587
Professional fees 72,087
Intermediaries 177,966
Trustees' fees and expenses 20,811
Other expenses 120,924
Total Expenses 3,202,500
Fees waived
(737,970)
Net Expenses
2,464,530
NET INVESTMENT INCOME
4,057,655
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
4,926,784
Foreign currency transactions
(2)
Net realized gain
4,926,782
Net change in unrealized appreciation (depreciation) on investments
25,896,718
NET REALIZED AND UNREALIZED GAIN
30,823,500
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 34,881,155

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
6
See Notes to Financial Statements.
For the Year
Ended
June 30, 2025
For the Year
Ended
June 30, 2024
OPERATIONS Shares Shares
Net investment income $ 4,057,655 $ 4,470,627
Net realized gain 4,926,782 7,354,823
Net change in unrealized appreciation (depreciation) 25,896,718 16,696,985
Increase in Net Assets Resulting from Operations
34,881,155 28,522,435
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (4,570,570) (6,074,386)
A Shares (28,453) (46,356)
Institutional Shares (4,663,596) (5,413,508)
Total Distributions Paid
(9,262,619) (11,534,250)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 6,529,395 216,696 4,328,392 159,251
Institutional Shares 18,127,395 583,039 6,460,989 229,640
Reinvestment of distributions:
Investor Shares 4,438,286 149,537 5,927,570 221,271
A Shares 28,273 912 45,958 1,671
Institutional Shares 4,634,444 151,100 5,375,849 194,588
Redemption of shares:
Investor Shares (23,706,060) (791,318) (23,511,819) (860,824)
A Shares (253,012) (8,124) (149,833) (5,320)
Institutional Shares (15,851,417) (512,338) (8,952,273) (317,280)
Redemption fees:
Investor Shares
15,260
–
785
–
A Shares
124
–

–
Institutional Shares
17,177
–
1,242
–
Decrease in Net Assets from Capital Share Transactions (6,020,135) (210,496) (10,473,134) (377,003)
Increase in Net Assets 19,598,401 6,515,051
NET ASSETS
Beginning of Year
280,125,157 273,610,106
End of Year
$ 299,723,558 $ 280,125,157

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2025 2024 2023 2022 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 28.43 $ 26.79 $ 25.05 $ 26.69 $ 20.39
INVESTMENT OPERATIONS
Net investment income (a) 0.40 0.43 0.37 0.27 0.27
Net realized and unrealized gain (loss)
3.19 2.39 2.14 (1.22) 6.59
Total from Investment Operations
3.59 2.82 2.51 (0.95) 6.86
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.45) (0.44) (0.33) (0.28) (0.30)
Net realized gain
(0.54) (0.74) (0.44) (0.41) (0.26)
Total Distributions to Shareholders
(0.99) (1.18) (0.77) (0.69) (0.56)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 31.03 $ 28.43 $ 26.79 $ 25.05 $ 26.69
TOTAL RETURN
12.81% 10.83% 10.14% (3.77)% 34.03%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 141,943 $ 142,152 $ 146,783 $ 141,242 $ 142,915
Ratios to Average Net Assets:
Net investment income 1.34% 1.56% 1.43% 0.99% 1.13%
Net expenses 0.91% 0.91% 0.92% 0.92% 0.92%
Gross expenses (c) 1.11% 1.10% 1.10% 1.08% 1.09%
PORTFOLIO TURNOVER RATE 2% 2% 1% 1% 1%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2025 2024 2023 2022 2021
A SHARES
NET ASSET VALUE, Beginning of Year
$ 29.36 $ 27.50 $ 25.60 $ 27.20 $ 20.76
INVESTMENT OPERATIONS
Net investment income (a) 0.31 0.35 0.29 0.18 0.19
Net realized and unrealized gain (loss)
3.31 2.47 2.19 (1.25) 6.72
Total from Investment Operations
3.62 2.82 2.48 (1.07) 6.91
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.18) (0.22) (0.14) (0.12) (0.21)
Net realized gain
(0.54) (0.74) (0.44) (0.41) (0.26)
Total Distributions to Shareholders
(0.72) (0.96) (0.58) (0.53) (0.47)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 32.26 $ 29.36 $ 27.50 $ 25.60 $ 27.20
TOTAL RETURN(c)
12.41% 10.52% 9.77% (4.07)% 33.60%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 1,221 $ 1,323 $ 1,340 $ 1,703 $ 2,443
Ratios to Average Net Assets:
Net investment income 1.01% 1.24% 1.09% 0.64% 0.78%
Net expenses 1.25% 1.24% 1.25% 1.25% 1.25%
Gross expenses (d) 2.16% 1.86% 1.76% 1.65% 1.52%
PORTFOLIO TURNOVER RATE 2% 2% 1% 1% 1%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 29.35 $ 27.59 $ 25.74 $ 27.38 $ 20.88
INVESTMENT OPERATIONS
Net investment income (a) 0.45 0.48 0.41 0.31 0.31
Net realized and unrealized gain (loss)
3.30 2.46 2.21 (1.26) 6.75
Total from Investment Operations
3.75 2.94 2.62 (0.95) 7.06
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.46) (0.44) (0.33) (0.28) (0.30)
Net realized gain
(0.54) (0.74) (0.44) (0.41) (0.26)
Total Distributions to Shareholders
(1.00) (1.18) (0.77) (0.69) (0.56)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 32.10 $ 29.35 $ 27.59 $ 25.74 $ 27.38
TOTAL RETURN
12.94% 10.98% 10.30% (3.66)% 34.19%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 156,560 $ 136,650 $ 125,487 $ 111,723 $ 116,907
Ratios to Average Net Assets:
Net investment income 1.47% 1.69% 1.56% 1.11% 1.25%
Net expenses 0.79% 0.79% 0.80% 0.80% 0.80%
Gross expenses (c) 1.10% 1.09% 1.08% 1.08% 1.09%
PORTFOLIO TURNOVER RATE 2% 2% 1% 1% 1%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

Note 1. Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-
to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy.
Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2025, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

fiscal years after they are filed. As of June 30, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)
(the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a
Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in
accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the
Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the year ended June 30, 2025 , there were no front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal
Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as
well as certain additional compliance support functions.
Trustees and Officers – Through the calendar year ended December 31, 2024, each Independent Trustee’s annual retainer was
$45,000 ($55,000 for the Chairman) and the Audit Committee Chairman received an additional $2,000 annually. Effective January
1, 2025, each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman). The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2025. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended June 30, 2025 , the fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2025 , $1,745,264 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended June 30, 2025 , totaled $4,987,785 and $12,065,280 .
Note 6. Federal Income Tax
As of June 30, 2025 , cost for federal income tax purposes is $106,621,040 and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2025, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 647,115 $ 90,855 $ 737,970
Gross Unrealized Appreciation
$ 196,386,759
Gross Unrealized Depreciation
(3,566,667)
Net Unrealized Appreciation
$ 192,820,092
2025 2024
Ordinary Income $ 4,345,414 $ 4,395,858
Long-Term Capital Gain 4,917,205 7,138,392
$ 9,262,619 $ 11,534,250
Undistributed Ordinary Income
$ 1,981,224
Undistributed Long-Term Gain
3,993,868
Net Unrealized Appreciation
192,820,092
Total
$ 198,795,184

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Auxier Focus Fund and
Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Auxier
Focus Fund (the “Fund”), a series of Forum Funds, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 24, 2022, expressing an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
Cohen & Company, Ltd.
Philadelphia, Pennsylvania
August 25, 2025

AUXIER FOCUS FUND
IMPORTANT TAX INFORMATION (Unaudited)
June 30, 2025

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
98.90 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), 100.00 % for the qualified dividend rate (QDI), and 2.92 % of its income dividends as qualified interest income exempt from U.S. tax for foreign shareholders (QII) as defined in Section 1(h)(11) of the Code. The Fund also designates 1.66% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). Pursuant to Section 852 (b)(3) of the Internal Revenue Code, the Fund
designates $4,917,205 as long term capital gain dividends for the year.

AUXIER FOCUS FUND
OTHER INFORMATION (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-ANR-0625

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 18, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 15, 2025